ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of	As of
	March 31, 2019	March 31, 2018
	USD	USD
Accrued payroll and welfare	1,016,704	2,036,472
Professional fee and other accrued expenses	830,734	760,769
Funds collected on behalf of employees for exercise of option	724,256	—
Custodian Bank service fee (a)	219,405	989,714
	2,791,099	3,786,955
(a)

Since January 2017, the Company integrated our asset custody system with Jiangxi Bank. Under the terms of the agreement, all funds of borrowers and investors will be managed by Jiangxi Bank to ensure security and compliance with relevant the PRC laws and regulations. Jiangxi Bank independently administers payments to borrowers, investors and the Company as well as clearance and fund settlements associated with these payments. Jiangxi Bank charged us depositary service fee, recharge and collection fees and withdrawal fees according to types of service it provided.